UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment            [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome Crown
Title:           Chief Financial Officer
Phone:           212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown                  New York, NY             May 17, 2010
------------------------- ------------------------ ----------------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         55

Form 13F Information Table Value Total:    $89,094
                                           (thousands)

List of Other Included Managers:

    No.          Form 13F File Number       Name

     1.          028-06810                  Keeley Asset Management Corp.*

     2.          028-12088                  Forward Management, LLC






*The securities listed on this Form 13F may also have been reported on a Form 13F filed by Keeley Asset Management Corp.


                                          FORM 13F INFORMATION TABLE
                                        Broadmark Asset Management LLC
                                                March 31, 2010



COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                             TITLE OF                      VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP       (X$1000) PRN AMT PRN CALL   DISCRETION   MGRS     SOLE    SHARED    NONE
AMERISOURCEBERGEN CORP        COM              03073E105     487     16850  SH          SHARED        1       0        0      16850
ASHLAND INC NEW               COM              044209104     340      6450  SH          SHARED        1       0        0       6450
BUCYRUS INTL INC NEW          COM              118759109     393      5950  SH          SHARED        1       0        0       5950
CAREFUSION CORP               COM              14170T101     231      8750  SH          SHARED        1       0        0       8750
CELLU TISSUE HLDGS INC        COM              151169109     140     14000  SH          SHARED        1       0        0      14000
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109     170     11600  SH          SHARED        1       0        0      11600
CLEARWATER PAPER CORP         COM              18538R103     288      5850  SH          SHARED        1       0        0       5850
COMSTOCK RES INC              COM NEW          205768203     261      8200  SH          SHARED        1       0        0       8200
DENNYS CORP                   COM              24869P104     271     70300  SH          SHARED        1       0        0      70300
DR PEPPER SNAPPLE GROUP INC   COM              26138E109     237      6750  SH          SHARED        1       0        0       6750
DRIL-QUIP INC                 COM              262037104     243      4000  SH          SHARED        1       0        0       4000
EXCO RESOURCES INC            COM              269279402     271     14750  SH          SHARED        1       0        0      14750
EPOCH HOLDING CORP            COM              29428R103     234     20750  SH          SHARED        1       0        0      20750
FLOWERS FOODS INC             COM              343498101     210      8500  SH          SHARED        1       0        0       8500
FLOWSERVE CORP                COM              34354P105     292      2650  SH          SHARED        1       0        0       2650
FMC TECHNOLOGIES INC          COM              30249U101     303      4700  SH          SHARED        1       0        0       4700
FOOT LOCKER INC               COM              344849104     164     10900  SH          SHARED        1       0        0      10900
FORESTAR GROUP INC            COM              346233109     208     11000  SH          SHARED        1       0        0      11000
GAYLORD ENTMT CO NEW          COM              367905106     280      9550  SH          SHARED        1       0        0       9550
GENWORTH FINL INC             COM CL A         37247D106     215     11700  SH          SHARED        1       0        0      11700
HOME FED BANCORP INC MD       COM              43710G105     148     10232  SH          SHARED        1       0        0      10232
INVESCO LTD                   SHS              G491BT108     209      9550  SH          SHARED        1       0        0       9550
JEFFERIES GROUP INC NEW       COM              472319102     212      8950  SH          SHARED        1       0        0       8950
JOHN BEAN TECHNOLOGIES CORP   COM              477839104     212     12099  SH          SHARED        1       0        0      12099
JOY GLOBAL INC                COM              481165108     297      5250  SH          SHARED        1       0        0       5250
KBR INC                       COM              48242W106     223     10050  SH          SHARED        1       0        0      10050
KANSAS CITY SOUTHERN          COM NEW          485170302     297      8200  SH          SHARED        1       0        0       8200
MGM MIRAGE                    COM              552953101     197     16400  SH          SHARED        1       0        0      16400
MANITOWOC INC                 COM              563571108     285     21900  SH          SHARED        1       0        0      21900
MCDERMOTT INTL INC            COM              580037109     281     10450  SH          SHARED        1       0        0      10450
MUELLER WTR PRODS INC         COM SER A        624758108      85     17785  SH          SHARED        1       0        0      17785
NBTY INC                      COM              628782104     202      4200  SH          SHARED        1       0        0       4200
NCR CORP NEW                  COM              62886E108     242     17500  SH          SHARED        1       0        0      17500
ORIENT-EXPRESS HOTELS LTD     CL A             G67743107     294     20750  SH          SHARED        1       0        0      20750
PHH CORP                      COM NEW          693320202     319     13550  SH          SHARED        1       0        0      13550
PERRIGO CO                    COM              714290103     344      5850  SH          SHARED        1       0        0       5850
PETROHAWK ENERGY CORP         COM              716495106     299     14750  SH          SHARED        1       0        0      14750
PETSMART INC                  COM              716768106     209      6550  SH          SHARED        1       0        0       6550
RAILAMERICA INC               COM              750753402     148     12500  SH          SHARED        1       0        0      12500
RALCORP HLDGS INC NEW         COM              751028101     251      3700  SH          SHARED        1       0        0       3700
SPDR S&P 500 ETF TR           UNIT SER 1 S&P,  78462F103   74880    640000  SH          OTHER         2       0   640000          0
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888     185     11000  SH          SHARED        1       0        0      11000
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506     331      5750  SH          SHARED        1       0        0       5750
SELECT SECTOR SPDR TR         SBI INT-TECH     81369Y803     375     16250  SH          SHARED        1       0        0      16250
TEMPLE INLAND INC             COM              879868107     535     26200  SH          SHARED        1       0        0      26200
TENNANT CO                    COM              880345103     219      8000  SH          SHARED        1       0        0       8000
TERADATA CORP DEL             COM              88076W103     217      7500  SH          SHARED        1       0        0       7500
TEREX CORP NEW                COM              880779103     203      8950  SH          SHARED        1       0        0       8950
THOMAS & BETTS CORP           COM              884315102     206      5250  SH          SHARED        1       0        0       5250
WALTER ENERGY INC             COM              93317Q105     512      5550  SH          SHARED        1       0        0       5550
WALTER INVT MGMT CORP         COM              93317W102     268     16720  SH          SHARED        1       0        0      16720
WILLBROS GROUP INC DEL        COM              969203108     151     12550  SH          SHARED        1       0        0      12550
WRIGHT EXPRESS CORP           COM              98233Q105     285      9450  SH          SHARED        1       0        0       9450
WYNDHAM WORLDWIDE CORP        COM              98310W108     423     16450  SH          SHARED        1       0        0      16450
ZEP INC                       COM              98944B108     312     14250  SH          SHARED        1       0        0      14250



SK 02915 0001 1097587